Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	$ 25,121	$ 41,384
- equities	112	197
– bonds	14,764	36,295
– derivatives	1,203	1,864
– property	842	1,094
– other	8,200	1,934
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	510	1,037
- equities	0	0
– bonds	0	0
– derivatives	510	1,037
– property	0	0
– other	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7,050	10,047
- equities	639	892
– bonds	4,986	7,080
– derivatives	4	7
– property	109	123
– other	1,312	1,945
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	37	52
- equities	2	5
– bonds	4	5
– derivatives	0	0
– property	0	0
– other	31	42
Quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	13,915	36,270
- equities	0	5
– bonds	14,301	35,612
– derivatives	0	0
– property	0	0
– other	(386)	653
Quoted market price in active market | Principal plan | Index linked
Disclosure of fair value of plan assets [line items]
– bonds	9,479	18,160
Quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5,848	8,248
- equities	486	668
– bonds	4,537	6,490
– derivatives	(1)	(13)
– property	104	119
– other	722	984
No quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	11,206	5,114
- equities	112	192
– bonds	463	683
– derivatives	1,203	1,864
– property	842	1,094
– other	8,586	1,281
Pooled investment vehicles	8,586	1,281
No quoted market price in active market | Principal plan | Equity investments
Disclosure of fair value of plan assets [line items]
- equities	112	192
No quoted market price in active market | Principal plan | Fixed income
Disclosure of fair value of plan assets [line items]
– bonds	5,285	18,315
No quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,202	1,799
- equities	153	224
– bonds	449	590
– derivatives	5	20
– property	5	4
– other	$ 590	$ 961